Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued compensation	$ 247	$ 20
Allowance for doubtful accounts	1	1
Inventory adjustments	1,654	339
Unrealized gains/losses	233	233
Other carryforwards	317	18
Net operating loss carryforward	6,542	2,391
Lease liability	668	737
Stock option expense	670	176
Other accrued expenses	276	258
Fixed assets	17	29
Total deferred tax assets	10,625	4,202
Deferred tax liabilities:
ROU assets	(628)	(722)
Intangible assets	(467)	(752)
Total deferred tax liabilities	(1,095)	(1,474)
Valuation allowance	9,530	2,728
Net deferred taxes